Revenue - Summary of Changes in the Balance of Contract Liabilities with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities [abstract]
Opening balance of contract liabilities with customers	$ 384	$ 293	$ 257
Increase during the period for new transactions	476	801	1,083
Decrease during the period for exercise or expiration of incentives	(576)	(717)	(1,045)
Currency translation effects	(15)	7	(2)
Closing balance of contract liabilities with customers	$ 269	$ 384	$ 293